Document and Entity Information	Aug. 02, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 02, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-34218
Entity Registrant Name	Cognex Corporation
Entity Central Index Key	0000851205
Entity Incorporation, State or Country Code	MA
Entity Tax Identification Number	04-2713778
Entity Address, Address Line One	One Vision Drive
Entity Address, City or Town	Natick
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01760-2059
City Area Code	508
Local Phone Number	650-3000
Title of 12(b) Security	Common Stock, par value $.002 per share
Trading Symbol	CGNX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false